Revenue Recognition - Additional Information (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Revenue From Contract With Customerline Items [Line Items]
Capitated accounts receivable (Humana comprised $22,093 and $49,647 as of September 30, 2020 and December 31, 2019, respectively)	$ 224,175		$ 224,175		$ 167,429
Cost of care	889	$ 973	1,736	$ 2,728
Financial Support, Waived Fees [Member] | Cost of Care [Member]
Revenue From Contract With Customerline Items [Line Items]
Revenue offset against cost of care regarding goods and services waived	1,494	$ 1,634	2,916	$ 4,582
Humana [Member]
Revenue From Contract With Customerline Items [Line Items]
Capitated accounts receivable (Humana comprised $22,093 and $49,647 as of September 30, 2020 and December 31, 2019, respectively)	$ 22,093		$ 22,093		$ 49,647
Accounts Receivable [Member] | Other Patient Service Revenue [Member] | Humana [Member]
Revenue From Contract With Customerline Items [Line Items]
Concentration risk percentage			8.00%		9.00%
Accounts Receivable [Member] | Other Patient Service Revenue [Member] | Medicare [Member]
Revenue From Contract With Customerline Items [Line Items]
Concentration risk percentage			31.00%		47.00%
Accounts Receivable [Member] | Other Patient Service Revenue [Member] | Others [Member]
Revenue From Contract With Customerline Items [Line Items]
Concentration risk percentage			61.00%		44.00%
Medicare Part D [Member] | Medical Claims Expenditure [Member]
Revenue From Contract With Customerline Items [Line Items]
Concentration risk percentage	4.00%	4.00%	4.00%	4.00%
Medicare Part D [Member] | Capitated Revenue [Member]
Revenue From Contract With Customerline Items [Line Items]
Concentration risk percentage	3.00%	3.00%	2.00%	3.00%
Accounting Standards Update 2014-09 [Member] | Acuity Adjustment [Member]
Revenue From Contract With Customerline Items [Line Items]
Capitated accounts receivable (Humana comprised $22,093 and $49,647 as of September 30, 2020 and December 31, 2019, respectively)	$ 4,876		$ 4,876		$ 9,026